PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 687,480		¥ 803,486
Less: Accumulated depreciation	(135,448)		(123,168)
Less: Accumulated impairment loss	0		(309)
Property, equipment and software, Net	552,032	$ 80,037	680,009
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	99,345		196,173
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	491,082		491,082
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	76,522		81,377
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	2,659		11,975
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	17,002		12,697
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 870		¥ 10,182